Copeland Trust

Copeland Risk Managed Dividend Growth Fund

Copeland International Risk Managed Dividend Growth Fund

Copeland SMID Cap Dividend Growth Fund

Incorporated herein by reference is the definitive version of the prospectus for the Copeland Risk Managed Dividend Growth Fund, Copeland International Risk Managed Dividend Growth Fund and Copeland SMID Cap Dividend Growth Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on April 1, 2019 SEC Accession No. 0001580642-19-001659.